Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,494	$ 1,989
Accumulated amortization	4,200	3,700
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,494	1,989
Useful life	10 years
Amortization of intangible assets	$ 500	1,000	$ 2,200
2021	400
2022	400
2023	400
2024	300
Accumulated amortization	$ 4,200	$ 3,700